Investment Managers Series Trust
803 W. Michigan Street
Milwaukee, Wisconsin  53233

April 4, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust–File Nos. 333-122901 and 811-21719 (the “Registrant”) on behalf of the Aristotle International Equity Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Aristotle International Equity Fund (the “Fund”) do not differ from that contained in Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N1-A.  This Amendment was filed electronically on March 31, 2014.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/Rita Dam
Rita Dam
Treasurer